MANAGER AND FOUNDER
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT SUB-ADVISER
KPM INVESTMENT MANAGEMENT, INC.
1700 LINCOLN STREET, SUITE 1300
DENVER, COLORADO 80203

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Tucker Hart Adams
Arthur K. Carlson
William M. Cole
Anne J. Mills
J. William Weeks
John G. Welles

OFFICERS
Lacy B. Herrmann, President
Jerry G. McGrew, Senior Vice President
Diana P. Herrmann, Vice President
Jean M. Smith, Vice President
Jessica L. Wiltshire, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154

Further information is contained in the Prospectus, which must preceed or accompany this report.

SEMI-ANNUAL REPORT
JUNE 30, 1998

AQUILA
(AQUILA EAGLE LOGO)

TAX-FREE FUND OF COLORADO

A TAX-FREE INCOME INVESTMENT


(TAX-FREE FUND OF COLORODO LOGO A SQUARE WHICH CONTAINS 5 MOUNTAINS AND A SUN)

ONE OF THE AQUILAsm GROUP OF FUNDS

(TAX-FREE FUND OF COLORODO LOGO A SQUARE WHICH CONTAINS 5 MOUNTAINS AND A SUN)

             SERVING COLORADO INVESTORS FOR OVER A DECADE
                       TAX-FREE FUND OF COLORADO
                           SEMI-ANNUAL REPORT


           "ATTRACTIVE TAX-FREE RETURNS PLUS HIGH STABILITY"

                                                              August 17,1998

Dear Investor:

            In our last report letter to you, we discussed the initial impact of the serious economic and currency problems of various countries in the Far East. We observed that these problems have resulted in a "FLIGHT TO QUALITY."

            Specifically, we pointed out that, on a comparative basis, the economy of the United States has continued to be very strong. As a result, the U.S. dollar as a currency, as well as U.S. securities markets, have stood out in the world as a "BEACON OF QUALITY." Tax-Free Fund of Colorado shares in this high quality ranking.

            Therefore, in this letter to you, we wish to focus upon the level of tax-free* return provided to you by Tax-Free Fund of Colorado in the current marketplace.

ATTRACTIVE TAX-FREE RETURNS

            The rate of inflation in the United States has continued to be relatively low throughout the recent expansion of the economy. This has caused the level of interest rates to decline over recent years.

            This decline in interest rates has provided the opportunity for various municipalities to finance new projects and also to refinance existing projects at lower interest costs to them. Municipalities act much like you and I would when refinancing home mortgages to take advantage of attractive rates. Basically, they are acting to save money.

            While interest rates generated by TAX-FREE municipal bonds have declined over the years, they have not declined as much as rates on a taxable investment. As a result, TAX-FREE municipal securities have become exceptionally attractive - on a comparative basis - with other types of fixed-income securities.

            Indeed, while the benchmark 30-year maturity U.S. Treasury bond is currently yielding approximately 5.65%, its interest income is still subject to taxes. On the other hand, similar maturity municipal securities, of comparable quality, are yielding roughly 5.15% and are TAX-FREE. Thus, comparable TAX-FREE municipal bonds are yielding more than 90% of what high-quality TAXABLE bonds are paying. Consequently, with TAX-FREE municipal securities, you are getting to keep more of the actual return paid. Most significantly, this level of return represents for investors one of the best for TAX-FREE securities in recent years.

            The advantage to you of owning a TAX-FREE investment such as Tax-Free Fund of Colorado is vividly illustrated in the following chart. This chart compares the 4.65%** average level of distribution return for Class A Shares (as measured against the maximum public offering price) for the past twelve months with what you would have had to earn with a taxable investment.

(Graphic of bar chart with the following information:)

                TAX-FUND OF COLORADO'S DOUBLE TAX-FREE DISTRIBUTION
                 RATE AS COMPARED TO THE TAXABLE EQUIVALENT RATE AN INVESTOR WOULD HAVE TO EARN AT VARIOUS TAX BRACKETS

                                                   TAX BRACKET
                                     28%        31%        36%        39.6%
TAXABLE EQUIVALENT RATE              6.80%      7.19%      7.78%      8.27%
DOUBLE TAX-FREE DISTRIBUTION RATE    4.65%      4.65%      4.65%      4.65%

            As you will note, you would have to find taxable fixed-income securities that would yield you a level of return quite a bit higher than that achieved by your investment in Tax-Free Fund of Colorado. Given the current economic environment, such higher levels of yield would not be possible to obtain, unless significant additional risk was taken in the form of lesser quality securities.

            You should be aware of just how attractive the TAX-FREE return from the Fund is in today's marketplace.

STABILITY OF YOUR INVESTMENT

            Additionally, what we have always tried to achieve for your investment in Tax-Free Fund of Colorado is a high level of stability of share value. This is one of the prime objectives that shareholders in the Fund have indicated to us that they would like to have in addition to a good level of tax-free return.

(Graphic of bar chart with the following information:)

SHARE NET ASSET VALUE
(In Dollars)
12/31/87         9.51
12/31/88         9.66
12/31/89         9.80
12/31/90         9.77
12/31/91        10.18
12/31/92        10.38
12/31/93        10.77
12/31/94         9.82
12/31/95        10.56
12/31/96        10.41
12/31/97        10.62
6/30/98         10.56

            As you will note from the above chart, the Class A share value of the Fund has achieved a high level of stability since the Fund began.

(Graphic of pie chart with the following information:)

PORTFOLIO DIVERSIFICATI0N BY QUALITY
(BY CREDIT RATING)

AAA       69.62%
AA        22.07%
A          7.02%
BELOW A    1.29%

(Graphic of pie chart with the following information:)

PORTFOLIO DIVERSIFICATION BY PROJECT
TRANSPORTATION           2.01%
OTHER                   12.97%
SCHOOL DISTRICTS        26.95%
METROPOLITAN DISTRICTS   8.58%
CITY AND COUNTY          3.37%
HOSPITALS                8.87%
WATER & SEWER           11.66%
HIGHER EDUCATION        10.50%
HOUSING                  7.74%
ELECTRIC                 7.35%



(Graphic of pie chart with the following information:)

PORTFOLIO DIVERSIFICATION BY MATURITY
(IN YEARS)
0-5 Years          12.69
5-10 Years         54.27
Over 10 Years      33.04


SLEEPING WELL AT NIGHT

            We have always been conscious of the fact that since many of our shareholders are retirees or pre-retirees, they want comfort with regard to obtaining a high degree of safety for their invested capital in the Fund. Indeed, in our management of Tax-Free Fund of Colorado, we have always tried to ensure that you are able to "SLEEP WELL AT NIGHT" knowing that your investment dollars are being well looked after.

            Achieving an attractive level of tax-free return PLUS high stability for your investment in Tax-Free Fund of Colorado requires use of various investment strategies.

            We again want to highlight these various investment strategies which the Fund uses to ensure that YOUR MONEY IS WELL PROTECTED.

            These strategies include emphasis on municipal securities having high quality credit ratings, broad diversification with respect to both number and nature of securities, and an intermediate maturity level with the various holdings in the Fund's portfolio.

            The accompanying three pie charts illustrate these points.

            At June 30, 1998, 91.7% of the Fund's overall portfolio was rated AAA or AA - the two HIGHEST quality credit ratings available for securities.

            There are presently 151 individual issues in the Fund's portfolio, representing a broad diversification in number and variety of project categories throughout the State.

            The average overall maturity of the portfolio is in the intermediate range of 8.19 years. And, the duration is 5.18 years.

            Basically, all these factors are designed to give you "PEACE OF MIND" with your investment in Tax-Free Fund of Colorado - providing attractive tax-free return PLUS high stability .

KEEPING YOU IN MIND

            We want you to know, that since the inception of Tax-Free Fund of Colorado, we have always kept in mind the level of tax-free return you receive from your investment in the Fund.

            We also keep in mind the degree of stability that we want your investment to possess.

            We achieve this through paying attention to the various areas we have highlighted above.

            These are the prime focuses that we continue to have for you with the Fund.

YOUR CONFIDENCE VALUED

            We value the opportunity to be of service to you. It is our intent to consistently work in your interest with your investment in Tax-Free Fund of Colorado.


                                             Sincerely,
                                             /s/  Lacy B. Herrmann
                                             Lacy B. Herrmann
                                             President and Chairman
                                               of the Board of Trustees


  *In certain circumstances, a small portion of the dividends paid by the Fund will be subject to income taxes, including the alternative minimum tax.

  ** The distribution rate shown represents that of Class A shares. Such data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Different classes of shares are offered by the Fund and their distribution rate and performance will vary because of differences in sales charges and fees paid by shareholders investing in different classes.

                        TAX-FREE FUND OF COLORADO
                          STATEMENT OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

                                                                                          RATING
          FACE                                                                            MOODY'S/
         AMOUNT      GENERAL OBLIGATION BONDS (42.2%)                                       S&P                    VALUE

                      School Districts (26.8%)
  $      1,255,000    Adams County School District #12                                    Aaa/AAA             $   1,377,362
                        5.625%, 12/15/08, FGIC Insured
         1,275,000    Adams County School District #14                                    Aaa/AAA                 1,410,469
                        5.750%, 12/01/08, FSA Insured
         2,500,000    Adams County School District #12                                    Aaa/AAA                 2,715,625
                        6.20%, 12/15/09, FGIC Insured
         1,500,000    Arapahoe County, Cherry Creek School
                      District #5A                                                         Aa2/AA                 1,618,125
                        7.00%, 12/15/00, Pre-Refunded
         1,415,000    Arapahoe County School District #5                                   Aa2/AA                 1,522,894
                        5.75%, 12/15/03
         1,650,000    Arapahoe County School District #6                                   Aa2/AA                 1,755,188
                        5.50%, 12/01/03
         1,750,000    Arapahoe County School District #6                                   Aa2/AA                 1,879,062
                        5.50%, 12/01/05
         1,475,000    Arapahoe County, Cherry Creek
                      School District #5                                                   Aa2/AA                 1,629,875
                        6.00%, 12/15/05
         2,000,000    Arapahoe County School District #5                                   Aa2/AA                 2,162,500
                        5.50%, 12/15/07
         1,000,000    Arapahoe County School District #5                                   Aa2/AA                 1,087,500
                        5.50%, 12/15/08, FGIC Insured
         1,215,000    Boulder Valley  Colorado                                            Aaa/AAA                 1,321,313
                        5.50%, 12/01/08, FGIC Insured
         1,875,000    Boulder, Larimer & Weld County # RE-1J                              Aaa/AAA                 2,039,062
                        5.50%, 12/15/08, FGIC Insured
         1,000,000    Denver City & County School District #1                              A1/AA-                 1,085,000
                        5.60%, 06/01/08
         1,000,000    Douglas & Elbert Counties School District # Re-1,
                        Series 1992                                                       Aaa/AAA                 1,055,000
                        5.75%, 12/15/05, FGIC Insured
         2,920,000    Douglas & Elbert Counties School District #RE-1
                       Refunding                                                          Aaa/AAA                 3,168,200
                        5.50%, 12/15/07, FGIC Insured
         2,500,000    Douglas & Elbert Counties School District # Re-1,
                        Series 1992                                                       Aaa/AAA                 2,762,500
                        6.15%, 12/15/08, MBIA Insured

         2,320,000    Eagle County School District #RE50J, Series 1999                    Aaa/AAA                 2,566,500
                        6.15%, 12/01/04, FGIC Insured
         1,040,000    El Paso County School District #20                                  Aaa/AAA                 1,134,900
                        6.00%, 12/15/04, AMBAC Insured
           400,000    El Paso County School District #20                                  Aaa/AAA                   406,744
                        8.00%, 12/01/06, MBIA Insured
         1,145,000    El Paso County School District #11                                  Aa3/AA-                 1,232,306
                        5.50%, 12/01/07
         1,330,000    El Paso County School District #11                                  Aa3/AA-                 1,524,513
                        6.25%, 12/01/08
         1,000,000    El Paso County School District #20                                  Aaa/AAA                 1,141,250
                        6.15%, 12/15/08, MBIA Insured
         3,000,000    Jefferson County School District # R-1                              Aaa/AAA                 3,243,750
                        5.50%, 12/15/06, MBIA Insured
         1,835,000    Jefferson County School District # R-1                              Aaa/AAA                 1,945,100
                        5.25%, 12/15/05, MBIA Insured
         1,000,000    Jefferson County School District # R-1                              Aaa/AAA                 1,085,000
                        5.50%, 12/15/09, FGIC Insured
         1,500,000    Larimer County, Colorado School
                      # R-1 Refunding                                                      A2/NR                  1,556,250
                        5.40%, 12/15/04
         2,000,000    Larimer County, Colorado School
                      # R-1 Refunding                                                      A1/AA                  2,167,500
                        5.90%, 12/15/05
         1,245,000    Larimer County, Colorado School
                      # R-1 Refunding                                                     Aaa/AAA                 1,378,837
                        5.875%, 12/15/06, FGIC Insured
         2,065,000    Mesa County School District #51                                     Aaa/AAA                 2,305,056
                        6.00%, 12/01/06, MBIA Insured
         1,045,000    Pitkin County Colorado School
                      District #1 (ASPEN)                                                 Aaa/AAA                 1,123,375
                        5.85%, 11/15/03, AMBAC Insured
         1,790,000    Pitkin County, Aspen School
                      District #1 Series 1989                                             Aaa/AAA                 1,922,013
                        5.95%, 11/15/05, AMBAC Insured
         1,040,000    Pueblo County Colorado School
                      District # 70                                                       Aaa/AAA                 1,115,400
                        5.50%, 12/01/09, AMBAC Insured
         1,000,000    Routt County School District # RE- 2                                Aaa/AAA                 1,085,000
                        5.50%, 12/01/07, MBIA Insured

         1,050,000    Summit County School District, Series A                             Aaa/AAA                 1,119,562
                        5.40%, 12/01/06, FGIC Insured
         1,000,000    Summit County School District, Series A                             Aaa/AAA                 1,077,500
                        5.50%, 12/01/07, FGIC Insured

                                                                                                                 57,720,231

                      City & County (3.4%)
           500,000    Boulder County Open Space Acquisition                                Aa1/AA                   520,625
                        6.90%, 08/15/04
           500,000    Denver Colorado City & County
                      Unlimited Tax,                                                       Aa2/AA                   534,375
                        6.90%, 08/01/00, Pre-Refunded
         1,000,000    Denver Colorado City & County
                      Unlimited Tax,                                                       Aa2/AA                 1,070,000
                        7.00%, 08/01/00, Pre- Refunded
         2,000,000    Denver Colorado City & County
                      Unlimited Tax,                                                       Aa2/AA                 2,117,500
                        5.25%, 08/01/06
           750,000    Greeley Water & Improvement Refunding                                A1/AA-                   751,920
                        7.50%, 08/01/98
         1,085,000    Snowmass Refunding                                                  Aaa/AAA                 1,166,375
                         6.95%,11/15/00,  FSA Insured,
                      Pre-Refunded
         1,000,000    Westminster Colorado Water Series 1992 A                             A1/AA-                 1,061,250
                        6.25%, 12/01/07


                                                                                                                  7,222,045

                      Metropolitan District (7.9%)
         2,500,000    Boulder Colorado Central Area Improvement                           Aaa/AAA                 2,590,625
                        6.30%, 08/15/07, FGIC Insured
         1,060,000    Castle Pines Metropolitan District                                  Aaa/AAA                 1,150,100
                        5.50%, 12/01/07, FSA Insured
         1,080,000    Greenwood South Metropolitan District                               Aaa/AAA                 1,169,100
                        5.60%, 12/01/05, MBIA Insured
         1,530,000    Highlands Ranch Metropolitan District #1,
                        Refunding                                                         Aaa/AAA                 1,642,838
                        6.25%, 09/01/06, MBIA Insured

         1,000,000    Highlands Ranch Metropolitan District #4                            Aaa/AA+                 1,101,250
                        5.80%, 12/01/05, LOC Swiss Banc,
                        Pre-Refunded
         1,000,000    Highlands Ranch Metropolitan District #4                            Aaa/AAA                 1,106,250
                        5.75%, 09/01/08, AMBAC Insured
         1,730,000    Highlands Ranch Metropolitan District #4                            Aaa/AAA                 1,920,300
                        5.75%, 09/01/09, AMBAC Insured
         2,165,000    Interstate South Metropolitan District                               NR/A+                  2,300,312
                        5.75%, 12/01/09, LOC FBS
         1,500,000    Meridian Metropolitan District                                       A3/NR                  1,543,125
                        7.00%, 12/01/99
         1,260,000    Westglenn Metropolitan District Colorado
                      Jefferson County Refunding,                                          NR/A+                  1,340,325
                        5.65%, 12/01/04, LOC FBS
         1,000,000    Westglenn Metropolitan District Colorado,                            NR/A+                  1,081,250
                        6.25%, 12/01/08, LOC FBS


                                                                                                                 16,945,475


                      Water & Sewer (2.8%)
         1,550,000    Denver Colorado City & County Water                                  Aa2/AA                 1,674,000
                        5.50%, 10/01/07
         1,000,000    Southgate Colorado Water District
                      Arapahoe & Douglas Counties                                         Aaa/AAA                 1,013,190
                        7.05%, 12/01/01, FGIC Insured
         1,000,000    Southgate Colorado Water District
                      Arapahoe & Douglas Counties                                         Aaa/AAA                 1,013,700
                        7.20%, 12/01/05, FGIC Insured
         2,000,000    Thornton, CO, Refunding-Spur A                                      Aaa/AAA                 2,175,000
                        5.60%, 12/01/06, FSA Insured
                                                                                                                  5,875,890

                      Hospital (1.3%)
           750,000    Poudre Valley Colorado Hospital District                            NR/AAA                    765,938
                        6.75%, 11/15/98, Pre-Refunded
         2,000,000    Poudre Valley Hospital District, Refunding                           Aa/AA-                 2,080,000
                        5.375%, 11/15/07
                                                                                                                  2,845,938
                      Total General Obligation Bonds                                                             90,609,579


                      REVENUE BONDS (57.4%)
                      Higher Education (10.4%)
         1,000,000    Aurora Educational Development Community
                        College Series 1990                                               Aaa/AAA                 1,053,750
                        7.10%, 04/01/00, MBIA Insured, Pre-Refunded
         1,000,000    Aurora Educational Development Revenue Bonds                        Aaa/AAA                 1,056,250
                        7.25%, 04/01/00  MBIA Insured, Pre-Refunded
         1,580,000    City of Aurora Colorado Educational Development
                        Refunding Bonds Series 1994                                        NR/BBB                 1,688,625
                        6.00%, 10/15/07
         1,000,000    Colorado Post Secondary Educational Facilities
                        Authority Refunding Revenue Bonds,                                 NR/AAA                 1,062,500
                          6.35%, 06/01/00, AMBAC Insured,
                           Pre-Refunded
         1,235,000    Colorado Post Secondary Educational Facility,
                        Regis University Project                                           A2/AAA                 1,338,431
                        6.30%, 03/01/02, AMBAC Insured,
                        Pre-Refunded
         1,170,000    Colorado Post Secondary Educational Facility,                        Aaa/AAA                1,260,675
                        5.50%, 03/01/08, MBIA Insured
         1,000,000    Colorado Post Secondary Educational Facilities
                        Authority Refunding                                                A2/AAA                 1,060,000
                        Revenue Bonds Series 93, 5.95%, 03/01/09,
                        AMC Insured

         1,000,000    Colorado State Board of Agriculture Revenue
                        Refunding, Colorado State University
                        Student Sports,                                                   Aaa/AAA                 1,050,000
                        5.40%, 04/01/06, MBIA Insured
         1,000,000    Colorado State Board of Agriculture
                        Revenue, Fort Lewis College                                       Aaa/AAA                 1,083,750
                        6.50%, 10/01/06, FGIC Insured
         1,000,000    Colorado State Board of Agriculture Revenue,
                        University of Southern Colorado
                        Auxiliary Facility                                                Aaa/AAA                 1,073,750
                        6.25%, 08/01/07, AMBAC Insured
         1,000,000    Colorado State Board of Agriculture
                        Revenue Refunding, Colorado
                        State University Student Sports,                                  Aaa/AAA                 1,048,750
                        5.45%, 04/01/08, MBIA Insured
         1,500,000    Colorado Student Obligation Board Authority
                        Student Loan Revenue                                               A/NR                   1,563,750
                        6.00%, 09/01/01
         1,860,000    Colorado State Colleges Western State,                              Aaa/AAA                 1,964,625
                        5.50%, 05/15/09, MBIA Insured
           500,000    University of Colorado Regents Research
                        Building Revolving Fund Revenue                                    A2/A+                    517,310
                        6.85%, 06/01/03
         1,000,000    University of Colorado Research
                        Building Revenue                                                  Aaa/AAA                 1,066,250
                        6.00%, 06/01/06, MBIA Insured
         1,000,000    University of Colorado Revenue                                      Aaa/AAA                 1,076,250
                        6.20%, 06/01/07, MBIA Insured
         1,500,000    State of Colorado University of
                        Northern Colorado Auxiliary Facilities                            Aaa/AAA                 1,610,625
                        5.75%, 06/01/04, MBIA Insured
         1,745,000    State of Colorado University of
                        Northern Colorado Auxiliary Facilities                            Aaa/AAA                 1,917,319
                        5.75%, 06/01/08, MBIA Insured
                                                                                                                 22,492,610

                      Electric (7.3%)
         8,000,000    Adams County Colorado Pollution
                        Control Revenue Public Service                                    Aaa/AAA                 8,440,000
                        5.625%, 04/01/08, MBIA Insured
         1,210,000    Moffat County Colorado Pollution
                        Control Revenue                                                   Aaa/AAA                 1,284,112
                        5.50%, 11/01/03, AMBAC Insured
         2,125,000    Moffat County Colorado Pollution
                        Control Revenue                                                   Aaa/AAA                 2,302,969
                        5.625%, 11/01/06, AMBAC Insured
         1,375,000    Platte River Power Authority                                        Aaa/AAA                 1,481,563
                        5.75%, 06/01/04, MBIA Insured
         2,000,000    Platte River Power Authority                                        Aaa/AAA                 2,225,000
                        6.00%, 06/01/07, MBIA Insured
                                                                                                                 15,733,644
                      Sales Tax (8.6%)
         1,000,000    Arvada Colorado Sales & Use Tax Revenue                             Aaa/AAA                 1,068,750
                        6.10%, 12/01/07, FGIC Insured
         2,000,000    Boulder County Colorado Open Space & Use Tax
                        Revenue Bonds                                                     Aaa/AAA                 2,167,500
                        Series 1994 FGIC Insured, 5.75%, 12/15/04
         2,500,000    Boulder County, Colorado Capital Improvement                         NR/AA-                 2,668,750
                        5.25%, 12/15/09
         1,000,000    Denver Metro Major League Baseball Stadium
                        Excise Tax Revenue                                                Aaa/AAA                 1,080,000
                        6.35%, 10/01/01, FGIC Insured, Pre-Refunded
         2,000,000    Denver Metro Major League Baseball Stadium
                        Excise Tax Revenue                                                Aaa/AAA                 2,165,000
                        6.45%, 10/01/01, FGIC Insured, Pre-Refunded
         2,045,000    Fort Collins Sales & Use Tax Revenue                                Aaa/AAA                 2,147,250
                        5.375%, 12/01/06, FGIC Insured
         1,000,000    Fort Collins Downtown Development
                        Authority Tax Increment Revenue                                   Aaa/AAA                 1,061,250
                        6.50%, 06/01/07, MBIA Insured
         1,000,000    Jefferson County Districtwide Sales Tax                             Aaa/AAA                 1,072,500
                        6.10%, 12/01/04, MBIA Insured

         1,040,000    Lakewood Colorado Sales & Use Tax Revenue,                          NR/AA                   1,110,200
                        5.25%, 12/01/09
           500,000    Mesa County Sales Tax Revenue                                       Aaa/AAA                   507,690
                        7.40%, 06/01/98, MBIA Insured, Pre-Refunded
           290,000    Thornton, Colorado Sales and Use Tax Revenue,                       Aaa/AAA                   300,150
                        6.80%, 09/01/99, FGIC Insured, Pre-Refunded
           710,000    Thornton, Colorado Sales and Use Tax Revenue,                       Aaa/AAA                   729,525
                        6.80%, 09/01/01, FGIC Insured
         1,000,000    Westminster Sales & Use Tax 1991                                    Aaa/AAA                 1,070,000
                        6.70%, 12/01/01, FGIC Insured
         1,175,000    Westminster Colorado Sales Tax Revenue                              Aaa/AAA                 1,267,531
                        5.50%, 12/01/07, FGIC Insured
                                                                                                                 18,416,096

                      Water & Sewer (8.9%)
         1,750,000    Centennial Water & Sewer District                                   Aaa/AAA                 1,909,687
                        5.80%, 12/01/07, FSA Insured
           500,000    Colorado Water Resource & Power Development
                        Authority,                                                        Aaa/AAA                   534,375
                        7.00%, 11/01/00, FGIC Insured
           710,000    Colorado Water Resource & Power Development
                        Authority, Series A                                                Aa2/AA                   778,338
                        7.00%, 09/01/01, Pre-Refunded
         1,000,000    Colorado Water Resource & Power Development
                        Authority                                                          Aaa/AAA                1,077,500
                        6.80%, 11/01/01, FGIC Insured, Pre-Refunded
         1,000,000    Colorado Water Resource & Power Development
                        Authority                                                          Aaa/AAA                1,087,500
                        6.50%, 11/01/05, FGIC Insured
         1,000,000    Colorado Water Resource & Power Development
                        Authority                                                          Aa2/AA                 1,083,750
                        6.00%, 09/01/06
         1,000,000    Colorado Water Resource & Power Development
                        Authority, Clean Water Revenue,
                        5.35%, 09/01/06                                                    Aa2/AA                 1,071,250

         1,000,000    Colorado Water Resource & Power Development
                        Authority, Clean Water Revenue,                                   Aaa/AAA                 1,076,250
                        5.50%, 09/01/09
         1,965,000    Fort Collins Colorado Wastewater Sewer Revenue                      Aaa/AAA                 2,073,075
                        5.375%, 12/01/08, FGIC Insured
         1,530,000    Left Hand Water District, Series 1996                               Aaa/AAA                 1,661,962
                        5.75%, 11/15/08, MBIA Insured
         1,000,000    Metro Wastewater Reclaimation District, Gross
                        Revenue Series                                                     Aa/AA                  1,053,750
                        5.70%, 04/01/02, Pre-Refunded
         1,055,000    Metro Wastewater Reclaimation District, Gross
                        Revenue Series                                                     Aa/AA                  1,115,663
                        5.80%, 04/01/02, Pre-Refunded
         1,270,000    Metro Wastewater Reclaimation District, Gross
                        Revenue Series                                                    Aa2/AA                  1,339,850
                        5.25%, 04/01/09
         1,010,000    Northglenn Colorado Water & Sewer                                   Aaa/AAA                 1,109,737
                        5.75%, 12/01/06, FSA Insured
         1,000,000    Pagosa Water & Sanitation Colorado Water & Sewer                    Aaa/AAA                 1,057,500
                        5.25%, 12/01/08, FSA Insured
         1,000,000    Westminster Colorado Water & Wastewater Utility
                        Enterprise-Water And Wastewater Revenue
                        Series 1994                                                       Aaa/AAA                 1,080,000
                        5.70%, 12/01/04, AMBAC Insured
                                                                                                                 19,110,187

                      Hospital (7.5%)
           935,000    Colorado Health Facility Community Provider
                        Pooled Loan Program                                               Aaa/AAA                   942,200
                        7.40%, 07/15/99, MBIA Insured
         2,030,000    Colorado Health Facility Authority Hospital
                        Revenue North Colorado Medical Center                             Aaa/AAA                 2,161,950
                        5.60%, 05/15/05, MBIA Insured
         1,000,000    Colorado Health Facility Authority Hospital
                        Revenue Medical Center                                            Aaa/AAA                 1,073,750
                        5.50%, 12/01/08, MBIA Insured

         1,500,000    Colorado Health Facility Authority Hospital
                        Revenue Medical Center                                            Aaa/AAA                 1,563,750
                        5.25%, 12/01/10, MBIA Insured
         1,000,000    Colorado Health Facility Authority Hospital
                        Revenue Medical Center                                             Aa2/AA                 1,057,500
                        5.375%, 12/01/09, MBIA Insured
         2,255,000    Colorado Health Facility Community Provider
                        Pooled Loan Revenue                                               Aaa/AAA                 2,474,863
                        7.20%, 07/15/05, FSA Insured
         1,410,000    Colorado Health Facility Authority Hospital
                        Revenue Boulder Community Hospital                                Aaa/AAA                 1,517,512
                        5.65%, 10/01/06, MBIA Insured
         1,000,000    Colorado Health Facility Authority Sisters of
                        Charity Health Care                                               Aaa/AAA                 1,138,750
                        6.25%, 05/15/09, AMBAC Insured
         1,460,000    Colorado Springs Hospital Revenue                                   Aaa/AAA                 1,560,375
                        5.50%, 12/15/06, MBIA Insured
         1,000,000    Pueblo County Colorado Hospital Facilities, Series                   Aaa/AAA                1,080,000
                        6.80%, 09/01/05, MBIA Insured
         1,475,000    University  Colorado Hospital Authority Hospital
                        Revenue                                                            Aaa/NR                 1,585,625
                        5.50%, 11/15/07, AMBAC Insured


                                                                                                                 16,156,275

                      Housing (7.7%)

         1,600,000    Adams County Colorado Multi-Family Housing
                        Revenue, Brittany Station Series A, FNMA                           NR/AAA                 1,696,000
                        5.40%, 09/01/05
           915,000    City of Arvada Colorado Multi-family Housing
                        Revenue, Springwood                                                NR/AAA                   959,606
                        5.60%, 08/20/08, GNMA Insured
           200,000    Colorado Housing Finance Authority 1991,
                        Series A-3                                                         NR/AA+                   207,250
                      6.10%, 11/01/00

           205,000    Colorado Housing Finance Authority 1991,
                        Series A-1                                                         NR/AA+                   215,506
                        6.20%, 11/01/01
           460,000    Colorado Housing Finance Authority 1991,
                        Series A                                                            A2/A                    476,675
                        6.90%, 05/01/01
         1,325,000    Colorado Housing Finance Authority, SFM Series A-2                   NR/AA+                 1,421,063
                        6.65%, 11/01/06
           795,000    Colorado Housing Finance Authority, SFM
                        Series 1994C                                                       Aa2/NR                   850,650
                        6.00%, 12/01/04
         1,725,000    Colorado Housing Finance Authority, SFM
                        Series D-2                                                         Aa2/NR                 1,841,437
                        5.625%, 06/01/10
         1,120,000    Colorado Housing Finance Authority, SFM Series A-2                   Aa2/NR                 1,211,000
                        5.75%, 11/01/10
         1,840,000    Colorado Housing Finance Authority, SFM Series
                        1994C                                                              Aa2/NR                 1,994,100
                        6.25%, 12/01/12
         2,000,000    Colorado Housing Finance Authority                                   Aa2/NR                 2,217,500
                        6.50%, 05/01/16
           270,000    Commerce City Single Family Revenue Series A                         Aa1/NR                   286,200
                        6.875%, 03/01/12
         1,000,000    Littleton Assisted Living Building Authority, Amity
                        Plaza Project Multi-family Housing Revenue
                        Bond Series 1994,                                                   NR/A+                 1,071,250
                        6.10%, 03/01/06
         1,500,000    Snowmass Village Multi-family Revenue Refunding                      Aa2/NR                 1,606,875
                        6.30%, 12/15/08, FSA Insured
           315,000    Southwestern Colorado Single Family Revenue
                        Partnership, Refunding                                             Aaa/NR                   333,113
                        7.10%, 09/01/04
           180,000    Summit County Single Family Revenue Refunding
                        Series A                                                            A1/NR                   188,775
                        7.25%, 12/01/04
                                                                                                                       16,577,000

                Industrial Development Revenue (1.2%)
         1,860,000    Denver City & County, Industrial Development
                        Revenue, Rollie R. Kelley Project                                   NR/A+                 1,900,901
                        7.00%, 06/01/06, LOC  FBS
           595,000    Denver City & County Industrial Development
                        Revenue                                                             NR/A+                   605,197
                        6.40%, 06/01/99
                                                                                                                  2,506,098

                      Transportation (2.0%)
         1,000,000    Arapahoe County Colorado E-470 Vehicle
                        Registration Revenue Bonds                                        Aaa/AAA                 1,073,750
                        5.45%, 08/31/07, MBIA Insured
         2,000,000    Regional Transportation District Sales Tax Revenue                  Aaa/AAA                 2,142,500
                        5.50%,11/01/05, FGIC Insured
         1,000,000    Regional Transportation District Sales Tax Revenue                  Aaa/AAA                 1,080,000
                        6.15%,11/01/05, FGIC Insured


                                                                                                                 4,296,250

                      Lease (0.4%)

           215,000    Denver City & County School District #1, COP                        Aaa/AAA                   218,042
                        6.80%, 12/15/98, FGIC Insured
           640,000    Denver City & County School District                                Aaa/AAA                   655,098
                        6.85%, 12/15/99, FGIC Insured
                                                                                                                    873,140

                      Miscellaneous Revenue (3.4%)

         1,000,000    Boulder County, CO, N.C.A.R.                                          NR/A                  1,083,750
                        6.50%, 12/01/02
         2,275,000    Denver Colorado City & County Helen  Bonfils
                        Project                                                            NR/AA-                 2,485,438
                        5.875%, 12/01/09
         1,000,000    South Suburban Park & Recreational District                          Baa/NR                 1,081,250
                        6.00%, 11/01/07

         1,365,000    South Suburban Park & Recreational District                         Aaa/AAA                 1,429,838
                        5.125%, 12/15/09, FGIC Insured
         1,230,000    Thornton, Colorado Development Authority                            Aaa/AAA                 1,345,313
                        5.75%, 12/01/06, MBIA Insured


                                                                                                                  7,425,589

                        Total Revenue Bonds                                                                     123,586,889

                        Total Investments (cost $204,735,464*)                                99.6%             214,196,468
                        Other assets in excess of liabilities                                   .4                  938,853
                        Net Assets                                                           100.0%            $215,135,321




                    * Cost for Federal tax purposes is identical.

             See accompanying notes to financial statements.

                    TAX-FREE FUND OF COLORADO
                 STATEMENT OF ASSETS AND LIABILITIES
                      JUNE 30, 1998 (UNAUDITED)

ASSETS
 Investments at value (cost $204,735,464)                        $214,196,468
 Interest receivable                                                1,792,946
 Receivable for Fund shares sold                                      261,486
 Receivable for investment securities sold                             25,117
 Other assets                                                           1,275
 Total assets                                                     216,277,292

LIABILITIES
  Cash overdraft                                                      661,960
  Dividends payable                                                   191,499
  Payable for Fund shares redeemed                                    130,522
  Management fee payable                                               88,925
  Accrued expenses                                                     39,980
  Distribution fees payable                                            29,085
  Total liabilities                                                 1,141,971

NET ASSETS                                                     $  215,135,321

Net Assets consist of:
  Capital Stock - Authorized an unlimited number of shares,
  par value $.01 per share                                     $      203,769
  Additional paid-in capital                                      203,158,693
  Net unrealized appreciation on investments                        9,461,004
  Accumulated net realized gain on investments                      2,549,890
  Distributions in excess of net investment income                  (238,035)
                                                               $  215,135,321

CLASS A
  Net Assets                                                   $  207,025,192
  Capital shares outstanding                                       19,609,650
  Net asset value and redemption price per share               $        10.56
  Offering price per share (100/96 of $10.56 adjusted
    to nearest cent)                                                  $ 11.00

CLASS C
  Net Assets                                                    $   1,276,757
  Capital shares outstanding                                          121,158
  Net asset value and offering price per share                  $       10.54
  Redemption price per share (*generally, a charge of 1%
    is imposed on the proceeds of shares redeemed during
    the first 12 months after purchase)                         $       10.54*

CLASS Y
   Net Assets                                                  $    6,833,372
   Capital shares outstanding                                         646,046
   Net asset value, offering and redemption price per share    $        10.58

                  See accompanying notes to financial statements.

                        TAX-FREE FUND OF COLORADO
                        STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
 Interest income                                                  $ 5,791,214

Expenses
 Management fee (note 3)                               $ 546,342
 Transfer and shareholder servicing agent fees            69,000
 Distribution and service fees (note 3)                   58,397
 Trustees' fees and expenses                              33,800
 Shareholders' reports and proxy statements               26,500
 Legal fees                                               21,500
 Custodian fees (note 7)                                  16,400
 Audit and accounting fees                                13,500
 Registration fees and dues                                7,500
 Insurance                                                 1,700
 Miscellaneous                                            12,257
                                                         806,896

 Expenses paid indirectly (note 7)                       (16,400)
   Net expenses                                                       790,496
   Net investment income                                            5,000,718

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net realized gain from securities transactions         1,411,291
 Change in unrealized appreciation on investments      (2,514,867)

 Net realized and unrealized loss on investments                   (1,103,576)
 Net increase in net assets resulting from operations              $3,897,142

              See accompanying notes to financial statements

                     TAX-FREE FUND OF COLORADO
                  STATEMENTS OF CHANGES IN NET ASSETS
                            (UNAUDITED)

                                          SIX MONTHS ENDED       YEAR ENDED
                                           JUNE 30, 1998     DECEMBER 31, 1997
OPERATIONS:
   Net investment income                  $    5,000,718        $  10,526,816
   Net realized gain from securities
     transactions                              1,411,291            1,694,628
   Change in unrealized appreciation
     on investments                           (2,514,867)           3,107,464
   Change in net assets from operations        3,897,142           15,328,908

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income                      (4,849,572)         (10,364,025)
   Distributions in excess of
     net investment income                      (230,638)            (335,411)
   Net realized gain on investment                   -                     -

Class C Shares:
   Net investment income                         (19,683)             (38,032)
   Distributions in excess of net
     investment income                            (1,186)              (1,231)
   Net realized gain on investments                  -                     -

Class Y Shares:
   Net investment income                        (131,463)            (124,757)
   Distributions in excess of net
     investment income                            (6,211)              (4,037)
   Net realized gain on investments                 -                     -
Change in net assets from distributions        (5,238,753)         (10,867,493)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Proceeds from shares sold                    11,246,459          25,290,827
   Reinvested dividends and distributions        3,138,254           6,533,875
   Cost of shares redeemed                     (20,931,872)        (28,569,850)
   Change in net assets from
     capital share transactions                 (6,547,159)          3,254,852
   Change in net assets                         (7,888,770)          7,716,267

NET ASSETS:
   Beginning of period                         223,024,091          215,307,824
   End of period                              $215,135,321         $223,024,091

                      See accompanying notes to financial statements.

                         TAX-FREE FUND OF COLORADO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

          Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 1998 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments in the Fund and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

 a)PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

 b)SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis.

   Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

 c)FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

 d)ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

 e)USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets. This fee will be reduced to 0.40% if certain payments are made under the Fund's Distribution Plan relative to Class A Shares.

          KPM Investment Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of KFS Corporation, a member of the nationally oriented Mutual of Omaha Companies, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's net assets. This fee will be reduced to 0.16% if certain payments are made under the Fund's Distribution Plan relative to Class A Shares.

          On June 29,1998, the Mangement arrangements described above were approved by the Fund's shareholders and went into effect. From October 1, 1992 to that date, Aquila Management Corporation and KPM Investment Management, Inc., through its parent, had served as the Fund's Administrator and Investment Manager, respectively, pursuant to agreements with the Fund, for total fees at an annual rate of 0.50 of 1% of the Fund's net assets, the same fee as under the new arrangements.

          For the six months ended June 30, 1998, the Fund incurred fees for advisory and administrative services of $546,342.

          Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

  b) DISTRIBUTION AND SERVICE FEES

          The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.05% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which will permit the Fund to make service fee payments at the rate of 0.15 of 1% on the entire net assets represented by Class A Shares. However, there will be a simultaneous reduction in the fee payable to the Manager from an annual rate of 0.50 of 1% to 0.40% on all net assets so that the combined payments of these fees will remain at the current level of
0.55 of 1% of the average annual net assets represented by the Class A Shares. However, management of the Fund has determined that implementation of the changes should be indefinitely postponed. For the six months ended June 30, 1998, service fees on Class A Shares amounted to $52,926, of which the Distributor received $2,187.

          Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1998, amounted to $4,103. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1998, amounted to $1,368. The total of these payments with respect to Class C Shares amounted to $5,471, of which the Distributor received $3,654.

          Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

          Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 1998, the Distributor received sales commissions of $35,611.

4. PURCHASES AND SALES OF SECURITIES

          During the six months ended June 30, 1998, purchases of securities and proceeds from the sales of securities aggregated $20,612,884 and $25,695,339, respectively.

          At June 30, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $9,461,616 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $612 for a net unrealized appreciation of $9,461,004.

5. PORTFOLIO ORIENTATION

          Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. DISTRIBUTIONS

          The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

          The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes.

7. CUSTODIAN FEES

          The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended June 30, 1998, the Fund's custodian fees amounted to $16,400, all of which was offset by such credits. It is the general intention of the Fund to invest, to the extent practicable, some or all cash balances in income-producing assets rather than leave cash on deposit with the custodian.

8. CAPITAL SHARE TRANSACTIONS

          Transactions in Capital Shares of the Fund were as follows:

                                                     Six Months Ended                          Year Ended
                                                       JUNE 30, 1998                        DECEMBER 31, 1997
                                                  SHARES            AMOUNT            SHARES             AMOUNT
CLASS A SHARES:
    Proceeds from shares sold                    620,253           $6,576,271        1,718,765          $17,904,456
    Reinvested distributions                     294,692            3,118,328          621,035            6,486,344
    Cost of shares redeemed                  (1,670,837)         (17,666,264)      (2,568,761)         (26,830,982)
      Net change                               (755,892)          (7,971,665)        (228,961)          (2,440,182)

CLASS C SHARES:
    Proceeds from shares sold                     29,120              307,149           11,536              120,381
    Reinvested distributions                       1,576               16,642            3,049               31,824
    Cost of shares redeemed                      (7,207)             (75,532)          (4,876)             (51,711)
      Net change                                  23,489              248,259            9,709              100,494

CLASS Y SHARES:
    Proceeds from shares sold                   412,631            4,363,039          691,207            7,265,990
    Reinvested distributions                        310                3,284            1,497               15,707
    Cost of shares redeemed                    (299,650)          (3,190,076)        (159,960)          (1,687,157)
      Net change                                113,291            1,176,247          532,744            5,594,540

Total transactions in Fund
    shares                                     (619,112)         $(6,547,159)         313,492           $3,254,852

                        TAX-FREE FUND OF COLORADO
                        FINANCIAL HIGHLIGHTS
                           (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                         Class A(1)
                                                         Six Months
                                                           Ended                  Year ended December 31,
                                                       June 30, 1998    1997      1996         1995     1994        1993
Net Asset Value, Beginning of Period                        $10.62     $10.41    $10.56       $9.82  $10.77      $10.38

Income from Investment Operations:
      Net investment income                                   0.24       0.50      0.52        0.54      0.55        0.57
      Net gain (loss) on securities (both
      realized and unrealized)                              (0.05)       0.23     (0.13)       0.74     (0.95)       0.55
      Total from Investment Operations                        0.19       0.73      0.39        1.28     (0.40)       1.12

Less Distributions (note 6):
      Dividends from net investment income                  (0.25)     (0.52)    (0.54)      (0.54)    (0.55)      (0.57)
      Distributions from capital gains                         -          -         -           -         -        (0.16)
      Total Distributions                                   (0.25)     (0.52)    (0.54)      (0.54)    (0.55)      (0.73)

Net Asset Value, End of Period                              $10.56     $10.62    $10.41      $10.56     $9.82      $10.77

Total Return (not reflecting sales charge)(%)                1.83+       7.21      3.78       13.28     (3.80)      11.10

Ratios/Supplemental Data
      Net Assets, End of Period ($ thousands)              207,025    216,321   214,392     219,306   199,075     222,277
      Ratio of Expenses to Average Net Assets (%)            0.71*       0.72      0.69        0.63      0.57        0.53
      Ratio of Net Investment Income to
        Average Net Assets (%)                               4.53*       4.81      5.03        5.21      5.36        5.32
      Portfolio Turnover Rate (%)                            9.44+      22.66     10.96       14.20     15.53       20.89

Net investment income per share and the ratios of income and expenses to average net assets without the voluntary waiver of a portion of the management fee and the expense offset in custodian fees for uninvested cash balances would have been:
      Net Investment Income ($)                               0.24       0.50      0.51        0.52      0.53        0.55
      Ratio of Expenses to Average Net Assets (%)            0.73*       0.75      0.75        0.77      0.76        0.73
      Ratio of Net Investment Income to Average Net
        Assets (%)                                           4.51*       4.78      4.97        5.07      5.17        5.12

     (1)  Designated as Class A Shares on April 30, 1996.
      +   Not annualized.
      *   Annualized.

Note: On October 1, 1992, Kirkpatrick, Pettis, Smith, Polian Inc. became the
      Fund's Investment Adviser and on July 1, 1994, KPM Investment Management, Inc., a wholly-owned subsidiary of Kirkpatrick, Pettis, Smith, Polian Inc.,became the Fund's Investment Adviser. Pursuant to new management arrangements which were effective on June 29, 1998, KPM Investment Management, Inc. was appointed as the Fund's Investment Sub-Adviser.


                   See accompanying notes to financial statements

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  Class C(1)                                      Class Y(1)
                                            Six Months   Year        Period(2)     Six Months     Year          Period(2)
                                            Ended June   Ended Dec.  Ended Dec.    Ended June     Ended Dec.    Ended Dec.
                                            30, 1998     31, 1997    31, 1996      30, 1998       31, 1997      31, 1997
Net Asset Value, Beginning of Period        $10.60        $10.41       $10.31        $10.64         $10.41        $10.31

Income from Investment Operations:
    Net investment income                     0.19          0.40        0.28           0.24           0.52        0.38
    Net gain (loss) on securities (both
      realized and unrealized)               (0.05)         0.21        0.12          (0.05)         0.25         0.12
    Total from Investment Operations          0.14          0.61        0.40           0.19          0.77         0.50

Less Distributions (note 6):
    Dividends from net investment income     (0.20)        (0.42)      (0.30)         (0.25)        (0.54)       (0.40)
    Distributions from capital gains            -             -           -              -             -           -

  Total Distributions                        (0.20)        (0.42)      (0.30)         (0.25)        (0.54)       (0.40)

Net Asset Value, End of Period              $10.54        $10.60      $10.41         $10.58        $10.64       $10.41

Total Return (not reflecting
    sales charge) (%)                         1.34+         5.99        3.78+          1.85+         7.65         4.87+

Ratios/Supplemental Data
    Net Assets, End of Period
    ($ thousands)                            1,277         1,036         915          6,833         5,668          0.1
    Ratio of Expenses to Average Net
      Assets (%)                              1.65*         1.66        1.64*          0.66*         0.67         0.64*
    Ratio of Net Investment Income to
      Average Net Assets (%)                  3.56*         3.84        4.08*          4.56*         4.79         5.08*
    Portfolio Turnover Rate (%)               9.44+        22.66       10.96           9.44+        22.66        10.96

Net investment income per share and the ratios of income and expenses to average net assets without the voluntary waiver of a portion of the management fee and the expense offset in custodian fees for uninvested cash balances would have been:
 Net Investment Income ($)                    0.19          0.40        0.27           0.24          0.52         0.37

    Ratio of Expenses to Average Net
      Assets (%)                              1.66*         1.69        1.70*          0.67*         0.70         0.70*

    Ratio of Net Investment Income to
      Average Net Assets (%)                  3.55*         3.81        4.02*          4.55*         4.76         5.02*

     (1) New Class of Shares established on April 30, 1996.
     (2) From April 30, 1996 to December 31, 1996.
      +  Not annualized.
      *  Annualized.

                  See accompanying notes to financial statements

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund of Colorado (the "Fund") was held on June 29, 1998. The holders of shares representing 66% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

        Number of Votes:

        TRUSTEE                        FOR                      WITHHELD

        Lacy B. Herrmann               142,196,676.84           2,551,187.02
        Tucker Hart Adams              142,273,028.60           2,474,835.26
        Arthur K. Carlson              142,281,291.96           2,466,571.90
        William M. Cole                142,479,970.96           2,267,892.90
        Anne J. Mills                  142,479,970.96           2,267,892.90
        J. William Weeks               142,479,970.96           2,267,892.90
        John G. Welles                 142,479,970.96           2,267,892.90

  2. To ratify the selection of KPMG Peat Marwick LLP as the Fund's independent auditors.

     Number of Votes:

        FOR                            AGAINST                ABSTAIN
        138,822,528.83                 898,809.04             5,026,515.46

  3. To approve the new Investment Advisory and Administration Agreement between the Fund and Aquila Management Corporation.

     Number of Votes:

     FOR              AGAINST           ABSTAIN          BROKER NON-VOTES

     100,542,858.58   2,621,942.04      8,696,230.53     32,886,826.92

  4. To approve the new Sub-Advisory Agreement between Aquila Management Corporation as Manager and KPM Investment Management, Inc. as Sub-Adviser.

     Number of Votes:

     FOR              AGAINST             ABSTAIN            BROKER NON-VOTES

     99,715,432.28    3,402,776.86         8,742,827.81      140,782,614.60